Share-Based Payments - Impact on Net Income (Detail) - 2004 Stock Plan, Amended and Restated [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		$ 840	$ 691	$ 669
Tax benefit for share-based compensation expense	[1]	(163)	(205)	(198)
Share-based payment expense, net of tax		677	486	471
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		301	299	306
Total Shareholder Return Units (TSRUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		221	134	36
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		209	135	147
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		55	106	165
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		47	13	11
Directors' compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense		$ 7	$ 4	$ 4

[1]	2017 includes the impact of the TCJA on income taxes.